Restricted net assets	12 Months Ended
Dec. 31, 2023
Restricted net assets
Restricted net assets
28	Restricted net assets

Relevant PRC laws and regulations permit payments of dividends by the Company’s subsidiaries, VIE and its subsidiaries incorporated in the PRC only out of their retained earnings, if any, as determined in accordance with PRC accounting standards and regulations. In addition, the Company’s subsidiaries and the VIE in the PRC are required to annually appropriate 10% of their net after-tax income to the statutory general reserve fund prior to payment of any dividends, unless such reserve funds have reached 50% of their respective registered capital. As a result of these and other restrictions under PRC laws and regulations, the Company’s subsidiaries, VIE and its subsidiaries incorporated in the PRC are restricted in their ability to transfer a portion of their net assets to iClick Cayman either in the form of dividends, loans or advances. There are no significant differences between U.S. GAAP and PRC accounting standards in connection with the reported net assets of the legally owned subsidiaries in the PRC and the VIE. Even though iClick Cayman currently does not require any such dividends, loans or advances from the PRC entities for working capital and other funding purposes, iClick Cayman may in the future require additional cash resources from them due to changes in business conditions, to fund future acquisitions and development, or merely to declare and pay dividends or distributions to our shareholders. Except for the above, there is no other restriction on use of proceeds generated by the Company’s subsidiaries, VIE and its subsidiaries to satisfy any obligations of iClick Cayman.

Furthermore, cash transfers from iClick Cayman’s PRC subsidiaries to their parent companies outside of China are subject to PRC government control of currency conversion. Shortages in the availability of foreign currency at the time of requesting such conversion may temporarily delay the ability of the PRC subsidiaries and consolidated affiliated entities to remit sufficient foreign currency to pay dividends or other payments to iClick Cayman, or otherwise satisfy their foreign currency denominated obligations.

As of December 31, 2022 and 2023, the total restricted net assets of iClick Cayman’s subsidiaries and OptAim VIE incorporated in the PRC and subjected to restriction amounted to approximately US$32,239 and US$21,303, respectively. Except for the above there is no other restriction on the use of proceeds generated by iClick Cayman’s subsidiaries, VIE and VIE’s subsidiaries to satisfy any obligations of iClick Cayman.